Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments
Investments
In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Topic 825), to require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (the measurement alternative). In February 2018, the FASB issued ASU 2018-03, Technical Corrections and Improvements to Financial Instruments Overall (Subtopic 825-10) to clarify certain aspects of the guidance issued in ASU 2016-01 that was effective for interim and annual periods beginning after December 15, 2017, including clarification that ASU 2016-01 related to equity investments without readily determinable fair values (including disclosure requirements) should be applied prospectively to equity investments that exist as of the date of adoption. We adopted the standards in the first quarter of 2018 and have elected the measurement alternative. We considered available information for any observable orderly transactions for identical or similar investments and did not make any upward or downward adjustments to our investments. The adoption of the standards did not have a material impact on our consolidated financial statements and associated disclosures.
We have ownership interests in two entities that meet the criteria of a VIE: Horizons Satellite Holdings, LLC (“Horizons Holdings”) and Horizons-3 Satellite LLC (“Horizons 3”), which are discussed in further detail below, including our analyses of the primary beneficiary determination as required under FASB ASC Topic 810, Consolidation (“FASB ASC 810”). We also own noncontrolling investments recognized under the measurement alternative, discussed further below.
(a) Horizons Holdings
Our first joint venture with JSAT is named Horizons Satellite Holdings, LLC, and consists of two investments: Horizons-1 Satellite LLC (“Horizons-1”) and Horizons-2 Satellite LLC (“Horizons-2”). Horizons Holdings borrowed from JSAT a portion of the funds necessary to finance the construction of the Horizons 2 satellite pursuant to a loan agreement. The borrowing was subsequently repaid. We provide certain services to the joint venture and in return utilize capacity from the joint venture.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810, and we have concluded that we are the primary beneficiary because decisions relating to any future relocation of the Horizons 2 satellite, the most significant asset of the joint venture, are effectively controlled by us. In accordance with FASB ASC 810, as the primary beneficiary, we consolidate Horizons Holdings within our consolidated financial statements. Total assets of Horizons Holdings were $38.7 million and $28.8 million as of December 31, 2017 and 2018, respectively. Total liabilities at both dates were nominal.
We have a revenue sharing agreement with JSAT related to services sold on the Horizons 1 and Horizons 2 satellites. We are responsible for billing and collection for such services, and we remit 50% of the revenue, less applicable fees and commissions, to JSAT. Amounts payable to JSAT related to the revenue sharing agreement, net of applicable fees and commissions, from the Horizons 1 and Horizons 2 satellites were $5.4 million and $5.5 million as of December 31, 2017 and 2018, respectively.
(b) Horizons-3 Satellite LLC
On November 4, 2015, we entered into a new joint venture agreement with JSAT. The joint venture, named Horizons 3, was formed for the purpose of developing, launching, managing, operating and owning a high-performance satellite located at the 169ºE orbital location.
Horizons 3, which is 50% owned by each of Intelsat and JSAT, was set up with a joint share of management authority and equal rights to profits and revenues from the joint venture. Similar to Horizons Holdings, we have a revenue sharing agreement with JSAT related to services sold on the Horizons 3 satellite. In addition, we are responsible for billing and collection for such services, and we remit 50% of the revenue, less applicable fees and commissions, to JSAT.
We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810, however we have concluded that we are not the primary beneficiary and therefore do not consolidate Horizons 3. The assessment considered both quantitative and qualitative factors, including an analysis of voting power and other means of control of the joint venture as well as each owner’s exposure to risk of loss or gain. Because we and JSAT equally share control over the operations of the joint venture and also equally share exposure to risk of losses or gains, we concluded that we are not the primary beneficiary of Horizons 3. Our investment, included within other assets in our consolidated balance sheets, is accounted for using the equity method of accounting. The investment balance was $61.8 million and $109.9 million as of December 31, 2017 and 2018, respectively.
In connection with our investment in Horizons 3, we entered into a capital contribution and subscription agreement which requires us to fund our 50% share of the amounts due in order to maintain our respective 50% interest in the joint venture. Pursuant to this agreement, we made contributions of $27.4 million and $41.2 million during the years ended December 31, 2017 and 2018, respectively. In addition, our indirect subsidiary that holds our investment in Horizons 3 has entered into a security and pledge agreement with Horizons 3, pursuant to which it has granted a security interest in its membership interests in Horizons 3. Further, our indirect subsidiary has granted a security interest to Horizons 3 in its customer capacity contracts and its ownership interest in its wholly-owned subsidiary that will hold the U.S. Federal Communications Commission license required for the joint venture’s operations.
(c) Investments Without Readily Determinable Fair Values
Our investments without readily determinable fair values recorded in other assets in our consolidated balance sheets had a total carrying value of $54.7 million and $73.7 million, consisting of five and six separate noncontrolling investments as of December 31, 2017 and 2018, respectively.

(d) Equity Attributable to Intelsat S.A. and Non-controlling Interests
The following tables present changes in equity attributable to the Company and equity attributable to our noncontrolling interests, which is included in the equity section of our consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interests	Total Shareholders’ Deficit

Balance at January 1, 2017	$(3,634,145)	$24,147	$(3,609,998)
Net income (loss)	(178,728)	3,914	(174,814)
Dividends paid to noncontrolling interests	—	(8,755)	(8,755)
Share-based compensation	16,472	—	16,472
Postretirement/pension liability adjustment	(11,801)	—	(11,801)
Other comprehensive income	332	—	332
Balance at December 31, 2017	$(3,807,870)	$19,306	$(3,788,564)

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interests	Total Shareholders’ Deficit

Balance at January 1, 2018	$(3,807,870)	$19,306	$(3,788,564)
Net income (loss)	(599,605)	3,915	(595,690)
Dividends paid to noncontrolling interests	—	(8,825)	(8,825)
Common shares and 2025 Convertible Notes offering	368,253	—	368,253
Share-based compensation	10,035	—	10,035
Postretirement/pension liability adjustment	44,695	—	44,695
Other comprehensive loss	(351)	—	(351)
Adoption of accounting standards(1)	(112,162)	—	(112,162)
Balance at December 31, 2018	$(4,097,005)	$14,396	$(4,082,609)

(1)	See Note 2—Significant Accounting Policies and Note 14—Income Taxes